Notes to Equity and Liabilities of the Balance Sheet - Summary of Disaggregation of Revenue from Contract with Customers (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance as of December 31, 2017	€ 560,000	€ 2,905,000
Prepayments Received in the Fiscal Year	2,386,000	18,386,000
Revenues Recognized in the Reporting Period that was included in the Contract Liability at the Beginning of the Period	(306,000)	0
Revenues Recognized for Received Prepayments and Services Performed in the Fiscal Year	(1,688,000)	(19,596,000)
Balance as of January 1, 2018	952,000	560,000
thereof short-term	794,230	1,388,638
thereof long-term	158,024	306,385
Previously stated [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance as of December 31, 2017	1,695,000	2,905,000
Balance as of January 1, 2018		1,695,000
IFRS 15 [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance as of December 31, 2017	€ (1,135,000)	0
Balance as of January 1, 2018		€ (1,135,000)